Interest Bearing Liabilities, Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest bearing and contract liabilities [Abstract]
Maximum cash received in advance from customers	$ 55,000
Interest rate	2.40%
Contract liabilities	$ 45,595	$ 29,410